Condensed financial information of the Company (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Due from subsidiary	$ 618,710,085	$ 671,853,439
Parent Company [Member] | XIN Development Group International Inc [Member]
Condensed Financial Statements, Captions [Line Items]
Due from subsidiary	116,656,089	99,289,833
Loan facility, maximum borrowing amount	$ 50,000,000
Stated spread over variable rate	17.50%
Accrued interest	$ 67,554,210	50,187,954
Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Amounts restricted including paid-in capital and statutory reserves	$ 777,376,696	$ 592,660,269